REGISTRATION STATEMENT NO. 333-00165
                                                                       811-07487

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                   -----------

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]  on ________________ pursuant to paragraph (b) of Rule 485.

[ ]  __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[X]  on November 1, 2004 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   FILING NOTE

This Post-Effective amendment No. 10 incorporates herein by reference Part A - Prospectus for Gold Track Select, and Part B - Statement of Additional Information from Post-Effective Amendment No. 9 filed on April 28, 2004. The purpose of this Post-Effective Amendment is to amend disclosure regarding a new asset allocation program.

                                        SUPPLEMENT DATED NOVEMBER 1, 2004 TO THE
                                                    PROSPECTUS DATED MAY 3, 2004

                                                               GOLD TRACK SELECT

                                       ISSUED BY THE TRAVELERS INSURANCE COMPANY
                        THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

The following information supplements the information in your Gold Track Select prospectus. Please retain this supplement and keep it with the prospectus for future reference.

I. The following paragraph is added to the section of the Prospectus entitled "Summary".

ASSET ALLOCATION PROGRAM. You may be eligible to enter into a separate investment advisory agreement with Tower Square Securities Inc. ("Tower Square"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Tower Square's Managed Advisory Portfolio Program (the "program"). Under the program, participants allocate Contract Value according to one of six asset allocation model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the Program. The program is not a part of the Contract issued by the Company, and you are not required to participate in the program. The program is fully described in a separate disclosure statement prepared by Tower Square.

II. The following is added to the section of the Prospectus entitled "Fee Table" following the description of the Mortality and Expense Risk Charge.

MAXIMUM ANNUAL FEE FOR MANAGED ADVISORY PORTFOLIO PROGRAM               0.80%(2)
(as a percentage of Contract Value)

(2) The annual fee applies only to participant's who enter into an investment advisory agreement to participate in Tower Square's Managed Advisory Portfolio Program. For participants with Contract Value less than $25,000, the annual investment advisory fee is 0.80%; for participants with Contract Value equal to or greater than $25,000 but less than $50,000, the annual investment advisory fee is 0.65%; for participants with Contract Value equal to or greater than $50,000 but less than $75,000, the annual investment advisory fee is 0.50%; for participants with Contract Value greater than $75,000 but less than $100,000, the annual investment advisory fee is 0.35%; and for participants with Contract Value greater than $100,000, the annual investment advisory fee is 0.20%. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

III.   The following is added to the section of the Prospectus entitled
       "Examples".

The following table provides an additional example of the total cost of the Contract, assuming that you also choose to enter into a separate investment advisory agreement with Tower Square for the purpose of receiving asset allocation advice under Tower Square's Managed Advisory Portfolio Program and, based on your Contract Value, are subject to the maximum annual fee for participating in the program. The program is not a part of the Contract issued by the Company.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                        If Contract is NOT surrendered or
                                              If Contract is surrendered at the          annuitized at the end of period
                                                    end of period shown:                             shown:
                                            --------------------------------------    ---------------------------------------
                                             1           3          5         10       1           3          5          10
FUNDING OPTION                              YEAR       YEARS      YEARS      YEARS    YEAR       YEARS      YEARS       YEARS
-----------------------------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum Total          768        1215       1680       2856     255         785       1310       2856
Annual Operating Expenses
Underlying Fund with Maximum Total         1167        2369       3532       6230     676        1991       3258       6230
Annual Operating Expenses

IV.    Asset Allocation Program

General

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/ fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM - INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW IS NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

MANAGED ADVISORY PORTFOLIO PROGRAM

An affiliate of the Company, Tower Square Securities Inc. ("Tower Square"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called Managed Advisory Portfolio Program (the "program"), is available for an additional asset-based fee that is payable by the participant to Tower Square for offering the program. These payments are in addition to any compensation payable by the Company to Tower Square for selling the Contract. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with Tower Square. Tower Square may not offer the program to all purchasers of the Contract.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE MANAGED ADVISORY PORTFOLIO PROGRAM
- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE: THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT TOWER SQUARE'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT TOWER SQUARE IS REQUIRED TO PROVIDE TO YOU.

Except as described below, a program participant must allocate his or her Contract Value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the program. When electing the program, a program participant must complete a standardized questionnaire. Based on the results of the questionnaire, one of the six model portfolios is matched to the program participant based on his or her risk tolerance and investment time horizon. The program participant selects from the six model portfolios, and may select a model portfolio that is different than the recommended model portfolio.

Each model portfolio has different allocation percentages within each asset class, and is intended for a specific type of investor, from highly aggressive to very conservative. Each model portfolio identifies one or more Variable Funding Options offered under the Contract that correspond to each asset class within the model portfolio. A program participant will have his or her Contract Value allocated among the Variable Funding Options according to the applicable asset class weightings within the model portfolio elected. A program participant may also choose to create his or her own portfolio by changing the allocation percentages within an asset class or by electing different Variable Funding Options than those that are recommended in a model portfolio ("customized portfolio"). Tower Square's representatives cannot provide investment advice related to the creation of a customized portfolio. Furthermore, a program participant who chooses to create a customized portfolio will not receive a periodic review and changes to his or her portfolio as would be provided by Standard & Poor's for the model portfolios, as described below.

At least annually, Standard & Poor's reviews the model portfolios and may make appropriate changes to the allocation percentages within the asset classes of the model portfolios and the recommended Variable Funding Options. If, as a result of such review, a change is made to a model portfolio, Tower Square will notify program participants in advance of the change, and the participant will have the opportunity to reject the change. Standard & Poor's will not periodically review customized portfolios chosen by program participants; however, those participants will receive written materials from Tower Square about the changes being made to the model portfolios, and will be eligible to elect a model portfolio at any time.

At any time, a program participant can request a change to his or her model portfolio or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Tower Square representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

A program participant who chooses a model portfolio must allocate 100% of his or her Contract Value to the Variable Funding Options under the model portfolio they have chosen. A program participant who chooses to create a customized portfolio may select any Variable Funding Options offered under the Contract, and may also utilize the Fixed Account under the Contract (if available).

PROGRAM FEES - DEDUCTIONS FROM CONTRACT VALUE

Tower Square charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

                                               MAXIMUM ANNUAL FEE FOR
 CONTRACT VALUE EQUAL TO                          MANAGED ADVISORY
     OR GREATER THAN         BUT LESS THAN        PORTFOLIO PROGRAM

            $0                  $25,000                 0.80%
         $25,000                $50,000                 0.65%
         $50,000                $75,000                 0.50%
         $75,000               $100,000                 0.35%
        $100,000+                                       0.20%

The annual fee to participate in the program is in addition to any Contract fees and charges. Tower Square will charge the same annual fee whether a participant elects a model portfolio or creates a customized portfolio. Alternative fees may be negotiated by the qualified retirement plan and applied to all participants who elect the program. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

THE COMPANY IS NOT THE SPONSOR OF THE ASSET ALLOCATION PROGRAM DESCRIBED ABOVE. HOWEVER, THE COMPANY HAS AGREED TO FACILITATE ADMINISTRATION AND THE COLLECTION AND PAYMENT OF INVESTMENT ADVISORY FEES PAYABLE TO TOWER SQUARE UNDER THE TERMS OF THE ADVISORY AGREEMENT THAT IT ENTERS INTO WITH PARTICIPANTS. TOWER SQUARE, FROM ITS OWN GENERAL REVENUES, PAYS THE COMPANY 0.05% PER YEAR OF ASSETS IN THE PROGRAM FOR FACILITATING THE PROCESSING OF THE QUARTERLY FEES.



L-24426

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001
       Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
       Notes to Consolidated Financial Statements

(b)    Exhibits

      EXHIBIT
      NUMBER       DESCRIPTION
      ------       -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-00165, filed January 11, 1996.)

       2.          Exempt.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-00165, filed August 27, 1996.)

       5.          None.

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Specimen Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-00165, filed April 30, 1997.)

      10.          Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.          Not Applicable.

      12.          Not Applicable.

      15.          Powers of Attorney authorizing Ernest J. Wright or Kathleen
                   A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, File No. 333-00165, filed April 13, 2000.)

                   Powers of Attorney authorizing Ernest J. Wright or Kathleen
                   A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William H. Hogan. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, File No. 333-00165, filed April 11, 2001.)

                   Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. Incorporated herein by reference to Exhibit 15 to Post Effective Amendment No. 7 to the Registration Statement onf Form N-4, File No. 333-00165, filed April 24, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH INSURANCE COMPANY
----------------                     ----------------------
George C. Kokulis                    Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey                      Director, Senior Executive Vice President, Chief Financial Officer,
                                     Chief Accounting Officer

Kathleen L. Preston                  Director and Executive Vice President

Edward W. Cassidy                    Executive Vice President

Brendan Lynch                        Executive Vice President

David P. Marks                       Executive Vice President

Winnifred Grimaldi                   Senior Vice President

Marla Berman Lewitus                 Director, Senior Vice President and General Counsel

David A. Tyson                       Senior Vice President

David A. Golino                      Vice President and Controller

Donald R. Munson, Jr.                Vice President

Mark Remington                       Vice President

Tim W. Still                         Vice President

Bennett Kleinberg                    Vice President

Dawn Fredette                        Vice President

George E. Eknaian                    Vice President and Chief Actuary

Linn K. Richardson                   Second Vice President and Actuary

Paul Weissman                        Second Vice President and Actuary

Ernest J.Wright                      Vice President and Secretary

Kathleen A. McGah                    Assistant Secretary and Deputy General Counsel

Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of September 30, 2004, 245,992 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers

Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)       NAME AND PRINCIPAL               POSITIONS AND OFFICES
          BUSINESS ADDRESS                 WITH UNDERWRITER
          ----------------                 ----------------
          Kathleen L. Preston              Board of Manager

          Glenn D. Lammey                  Board of Manager

          William F. Scully III            Board of Manager

          Donald R. Munson, Jr.            Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer

          Tim W. Still                     Vice President

          Anthony Cocolla                  Vice President

          John M. Laverty                  Treasurer and Chief Financial Officer

          Stephen E. Abbey                 Chief Compliance Officer

          Alison K. George                 Director and Chief Advertising Compliance Officer

          Stephen T. Mullin                Chief Compliance Officer

          Ernest J. Wright                 Secretary

          Kathleen A. McGah                Assistant Secretary

          William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

       The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 15th day of October 2004.



            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                             By: *GLENN D. LAMMEY
                                 -----------------------------------------------
                                 Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 15th day of October 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
---------------------------------       Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
---------------------------------       Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director
---------------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director
---------------------------------
(Kathleen L. Preston)



*By:  /s/ Ernest J. Wright, Attorney-in-Fact